SHAREHOLDERS' EQUITY (Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Number of options
Outstanding at the beginning of the year	469,864
Granted	338,473
Forfeited	203,627
Outstanding at the end of the year	604,710	469,864
Exercisable options at end of year	225,023
Vested and expected-to-vest at end of year	472,596
Weighted-average exercise price
Outstanding at the beginning of the year	$ 9.45
Granted	$ 1.47
Forfeited	$ 9.21
Outstanding at the end of the year	$ 5.07	$ 9.45
Exercisable options at end of year	$ 10.70
Vested and expected-to-vest at end of year	$ 6.09
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	4 years 8 months 19 days	3 years 9 months 7 days
Exercisable options at end of year	1 year 9 months 11 days
Vested and expected-to-vest at end of year	4 years 1 month 6 days
Aggregate intrinsic value, balance
Total intrinsic value of stock options exercised			$ 23
Weighted-average estimated grant date fair value	$ 0.69	$ 1.14	$ 2.10